Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition
ACQUISITION

10. ACQUISITION

On September 8, 2006, the Company completed its acquisition of a branch office in Richfield, PA. The acquisition included real estate, deposits and loans. The assets and liabilities of the acquired branch office were recorded on the consolidated statement of financial condition at their estimated fair values as of September 8, 2006, and its results of operations have been included in the consolidated statements of income since such date.

Included in the purchase price of the branch was goodwill and core deposit intangible of $2,046,000 and $449,000, respectively. The core deposit intangible is being amortized over a ten-year period on a straight line basis. The goodwill is not amortized, but is measured annually for impairment. Core deposit intangible amortization expense of $45,000 was recorded in each of the years 2011, 2010 and 2009. Intangible amortization expense projected for the succeeding five years beginning in 2012 is estimated to be $45,000 per year through 2014 and $29,000 for 2015.